Commitments and Contingencies (Details) - USD ($)			5 Months Ended	6 Months Ended	9 Months Ended
	Aug. 15, 2025	Aug. 13, 2025	Aug. 13, 2025	Jun. 30, 2026	Dec. 31, 2025	Aug. 19, 2025
Commitments and Contingencies [Line Items]
Proceeds from sale of public units			$ 150,000,000		$ 150,000,000
Cash underwriting discount per unit (in Dollars per share)				$ 0.1	$ 0.1
Cash underwriting discount				$ 1,500,000	$ 1,500,000
Underwriter deferred fee per unit (in Dollars per share)				$ 0.3	$ 0.3
Underwriter deferred fee				$ 5,175,000	$ 4,500,000
Number of days subject to transfer restrictions on the date of commencement of sales				180 days	180 days
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of days were granted to underwriters				45 days	45 days
Number of shares issued (in Shares)	2,250,000			2,250,000	2,250,000
Fair value of underwriter interests in founder shares (in Dollars per share)	$ 10
Proceeds from sale of public units	$ 22,500,000			$ 150,000,000	$ 150,000,000
Proceeds placed in trust account						$ 22,500,000
Underwriter deferred fee				$ 675,000
Representative Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued (in Shares)				86,250	86,250
IPO [Member]
Commitments and Contingencies [Line Items]
Number of shares issued (in Shares)				15,000,000
Proceeds from sale of public units		$ 150,000,000		$ 22,500,000	$ 22,500,000
Underwriter deferred fee				$ 4,500,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of shares issued (in Shares)	2,250,000
Fair value of underwriter interests in founder shares (in Dollars per share)	$ 10